Intangible assets (Details) $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 1,671
Balance at end of period	1,516
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	399
Balance at end of period	357
Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,272
Balance at end of period	1,159
Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	0
Balance at end of period	0
Costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	3,661
Effects of foreign exchange	72
Balance at end of period	3,733
Costs | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	1,301
Effects of foreign exchange	51
Balance at end of period	1,352
Costs | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	2,319
Effects of foreign exchange	19
Balance at end of period	2,338
Costs | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	41
Effects of foreign exchange	2
Balance at end of period	43
Accumulated depreciation
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(1,990)
Amortization	171
Effects of foreign exchange	(56)
Balance at end of period	(2,217)
Accumulated depreciation | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(902)
Amortization	55
Effects of foreign exchange	(38)
Balance at end of period	(995)
Accumulated depreciation | Technology
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(1,047)
Amortization	116
Effects of foreign exchange	(16)
Balance at end of period	(1,179)
Accumulated depreciation | Trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	(41)
Amortization	0
Effects of foreign exchange	(2)
Balance at end of period	$ (43)